                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/2017 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 15.5%

 293,638

 1.22

 321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)

 $

 279,096

 399,605

 1.19

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 389,285

 18,064

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 18,084

 79,852

 1.74

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 79,742

 25,999

 2.12

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 25,991

 26,004

 1.39

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 25,970

 68,448

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 67,849

 236,381

 Alterna Funding II LLC Series 2015-1A Class B, 3.2%, 2/15/24

 234,756

 700,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 700,557

 1,050,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 1,055,456

 1,175,000

 American Credit Acceptance Receivables Trust 2017-2 Class A, 1.84, 7/13/20

 1,174,974

 760,000

 1.79

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 761,356

 550,000

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 556,461

 375,183

 1.44

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R6, Floating Rate Note, 7/25/34

 373,204

 271,278

 1.35

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 269,993

 1,894

 4.77

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 1,893

 23,190

 1.70

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 23,199

 510,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 513,401

 200,000

 Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)

 204,845

 200,000

 Ascentium Equipment Receivables 2016-2 Trust, 4.2%, 9/10/22 (144A)

 204,618

 187,557

 4.51

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 188,868

 97,277

 1.74

 Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34

 97,205

 1,004

 1.73

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 1,003

 26,600

 1.22

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 26,139

 299,996

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 289,896

 782,989

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 756,554

 499,954

 AXIS Equipment Finance Receivables IV LLC, 4.67%, 3/20/22 (144A)

 499,328

 725,000

 1.38

 BA Credit Card Trust, Floating Rate Note, 10/15/21

 728,837

 128,132

 4.91

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 128,008

 360,579

 1.74

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 359,613

 3,969

 1.34

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 3,965

 556

 1.31

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 556

 12,302

 BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)

 12,286

 194,777

 1.74

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 193,695

 11,893

 2.22

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 11,910

 86,956

 1.51

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 85,593

 82,079

 2.02

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 81,513

 1,500,000

 1.44

 Cabela's Credit Card Master Note Trust Series 2014-2 Class A, 7/15/22

 1,505,402

 720,323

 CAM Mortgage Trust 2016-2, 3.25%, 6/15/57 (Step) (144A)

 724,199

 1,000,000

 1.44

 Capital One Multi-Asset Execution Trust Series 2016-A1, 2/15/22

 1,006,005

 540,000

 CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19

 540,937

 461,083

 1.20

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35

 452,786

 275,789

 1.64

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 264,743

 30,441

 Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19

 30,627

 62,928

 1.56

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 57,660

 152,524

 Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)

 155,896

 2,000,000

 Chase Issuance Trust Series 2014-A7, 1.38%, 11/15/19

 2,000,749

 2,690,000

 1.40

 Chase Issuance Trust Series 2016-A1, 5/17/21

 2,706,924

 177,784

 2.14

 Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)

 178,827

 600,000

 1.45

 Citibank Credit Card Issuance Trust Series 2013-A4, 7/24/20

 602,353

 100,000

 1.25

 Citibank Credit Card Issuance Trust, Floating Rate Note, 1/19/21

 100,181

 500,000

 2.17

 Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20

 503,585

 200,000

 1.42

 Citibank Credit Card Issuance Trust, Floating Rate Note, 9/10/20

 200,852

 28,322

 1.22

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)

 28,295

 44,687

 2.04

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 44,478

 95,720

 1.77

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 95,496

 77,641

 CNH Equipment Trust 2013-B, 0.99%, 11/15/18

 77,663

 182,273

 Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)

 182,859

 700,000

 2.84

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 699,999

 600,000

 2.89

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 599,999

 200,000

 3.64

 Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)

 201,152

 500,000

 Conn Funding II LP Series 2017-A Class B, 5.11%, 5/15/20

 502,458

 184,210

 Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)

 184,546

 560,016

 2.49

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 557,970

 384,528

 1.92

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 381,056

 359,128

 2.12

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 351,120

 89,616

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 89,608

 25,780

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 25,779

 181,000

 CPS Auto Receivables Trust 2014-C, 3.77%, 8/17/20 (144A)

 183,614

 300,000

 CPS Auto Receivables Trust 2016-C, 2.48%, 9/15/20 (144A)

 301,308

 1,000,000

 Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)

 1,002,098

 250,000

 Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)

 257,701

 61,354

 1.29

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)

 61,040

 499,510

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 495,764

 997,360

 1.25

 CWABS Asset-Backed Certificates Trust 2005-14, Floating Rate Note, 4/25/36

 992,026

 161,948

 Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)

 161,552

 1,500,000

 1.22

 Discover Card Execution Note Trust Series 2017-A3, 10/17/22

 1,501,949

 167,000

 1.34

 Discover Card Execution Note Trust, Floating Rate Note, 8/17/20

 167,326

 251,964

 2.82

 DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)

 257,161

 400,000

 Drive Auto Receivables Trust 2016-C, 3.02%, 11/15/21 (144A)

 405,300

 335,898

 4.01

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 338,005

 850,000

 Drug Royalty III LP Series 2017-1A Class A1, 4/15/27

 850,000

 400,000

 DT Auto Owner Trust 2017-1, 2.26%, 2/15/21 (144A)

 399,852

 500,000

 DT Auto Owner Trust 2017-2 Class B, 2.44%, 2/15/21

 500,780

 300,000

 1.99

 Earnest Student Loan Program 2017-A LLC, 1/25/41

 300,000

 400,000

 Elm 2016-1 Trust, 4.163%, 6/20/25 (144A)

 405,500

 500,000

 Engs Commercial Finance Trust 2016-1, 3.45%, 3/22/22 (144A)

 493,221

 390,544

 Enterprise Fleet Financing LLC, 1.74%, 2/22/22 (144A)

 390,275

 82,685

 1.76

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 82,565

 107,716

 4.14

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 107,774

 480,229

 4.62

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 480,877

 150,695

 1.29

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 146,932

 1,293,217

 1.27

 Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36

 1,273,033

 236,603

 2.32

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 234,748

 18,097

 1.79

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 18,094

 167,225

 First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)

 167,353

 700,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 701,065

 152,344

 Flagship Credit Auto Trust 2016-3, 1.61%, 12/15/19 (144A)

 152,306

 1,000,000

 Flagship Credit Auto Trust 2017-2, 1.85%, 7/15/21

 999,862

 264,000

 Flagship Credit Auto Trust 2017-2, 2.43, 6/15/21

 263,445

 294,150

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 292,665

 100,000

 Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19

 100,042

 552,619

 Foursight Capital Automobile Receivables Trust 2016-1, 2.87%, 10/15/21 (144A)

 555,144

 484,347

 Foursight Capital Automobile Receivables Trust 2017-1, 2.37%, 4/15/22

 484,359

 398,583

 1.25

 Fremont Home Loan Trust 2005-E, Floating Rate Note, 1/25/36

 393,714

 77,896

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 78,038

 970,088

 3.38

 GCAT 2017-1 LLC, 3/25/47

 969,723

 48,723

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 48,090

 113,749

 4.54

 GMACM Home Equity LoanTrust 2002-HE4, 10/25/32

 113,287

 429,297

 GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)

 429,900

 480,943

 GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)

 481,549

 49,640

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 49,651

 200,000

 Green Tree Agency Advance Funding Trust I, 3.0949%, 10/15/48 (144A)

 200,066

 500,000

 Green Tree Agency Advance Funding Trust I, 4.0575%, 10/15/48 (144A)

 497,125

 452,810

 1.45

 GSAA Trust, Floating Rate Note, 6/25/35

 443,753

 36,099

 1.77

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 36,053

 173,807

 2.37

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 172,991

 94,438

 1.32

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 93,484

 66,303

 1.32

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 65,672

 191,960

 Harley-Davidson Motorcycle Trust 2014-1, 1.1%, 9/15/19

 191,833

 171,587

 Hero Residual Funding 2016-1R, 4.5%, 9/21/42 (144A)

 172,124

 200,000

 Hertz Fleet Lease Funding LP Series 2014-1 Class D, 2.49%, 4/10/28

 199,838

 42,884

 1.39

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 42,877

 500,000

 4.34

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)

 515,020

 298,199

 Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)

 295,114

 47,250

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 42,958

 6,685

 1.19

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 6,670

 116,430

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 117,728

 201,342

 2.67

 Home Equity Mortgage Trust, Floating Rate Note, 8/25/34

 197,327

 13,315

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 13,310

 330,414

 2.64

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/17/33 (144A)

 334,539

 520,000

 4.29

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 537,206

 500,000

 3.39

 Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)

 505,107

 438,242

 1.73

 HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34

 427,436

 192,507

 Honor Automobile Trust Securitization 2016-1A, 2.94%, 11/15/19 (144A)

 193,145

 11,118

 1.21

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 11,097

 500,000

 Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19

 503,406

 323,851

 1.88

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 325,373

 600,000

 2.59

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)

 599,999

 116,790

 Invitation Homes Trust 2014-SFR3 Class D, 3.51%, 12/17/31

 116,790

 145,868

 2.52

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 144,433

 108,197

 4.02

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 107,372

 4,094

 5.52

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 4,094

 268,460

 1.73

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 267,744

 475,000

 Kabbage Asset Securitization LLC Series 2017-1 Class A, 4.57, 3/15/22

 487,445

 300,000

 Leaf Receivables Funding 11 LLC, 4.89%, 1/15/23 (144A)

 316,196

 471,000

 Leaf Receivables Funding LLC, 2.83%, 4/15/22

 470,914

 300,000

 Leaf Receivables Funding LLC, 23.1%, 4/15/22

 299,990

 94,765

 1.44

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 93,852

 975,236

 1.25

 Long Beach Mortgage Loan Trust 2006 WL1, 1/25/46

 971,436

 208,387

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 210,654

 41,674

 1.25

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 41,636

 133,690

 1.32

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 131,733

 34,137

 1.65

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 34,123

 357,464

 MVW Owner Trust 2014-1, 2.7%, 9/22/31 (144A)

 355,375

 854,113

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 854,755

 309,399

 Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)

 310,864

 600,000

 Nationstar HECM Loan Trust 2017-1, 3.377, 5/25/27

 600,000

 500,000

 Navitas Equipment Receivables LLC 2015-1, 3.4%, 11/15/18 (144A)

 503,356

 600,000

 Navitas Equipment Receivables LLC 2016-1, 5.05%, 12/15/21 (144A)

 607,669

 750,000

 2.49

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 745,589

 500,000

 6.51

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 491,317

 304,819

 1.72

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 303,580

 65,358

 4.29

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 65,221

 300,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 299,785

 400,000

 2.09

 NextGear Floorplan Master Owner Trust, Floating Rate Note, 9/15/21 (144A)

 400,526

 493,629

 1.80

 NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33

 464,677

 560,000

 2.60

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 543,668

 389,939

 2.67

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 388,520

 103,894

 1.67

 NovaStar Mortgage Funding Trust Series 2005-2, Floating Rate Note, 10/25/35

 103,570

 1,370,000

 1.70

 NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36

 1,357,090

 891,643

 1.18

 Novastar Mortgage Funding Trust Series 2006-1, 5/25/26

 863,004

 122,335

 NYCTL 2016-A Trust, 1.47%, 11/10/29 (144A)

 121,634

 500,000

 Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)

 498,647

 600,000

 Ocwen Master Advance Receivables Trust, 3.704%, 11/15/47 (144A)

 597,000

 300,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 303,025

 600,000

 Oportun Funding III LLC, 3.69%, 7/8/21 (144A)

 603,900

 300,000

 1.51

 Option One Mortgage Loan Trust 2005-3, 8/25/35

 288,960

 102,216

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 103,656

 397,774

 OSAT 2016-NPL1 Trust, 3.75%, 7/25/56 (Step) (144A)

 400,230

 290,905

 2.61

 Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)

 291,536

 300,000

 1.79

 Oscar US Funding Trust VI Series 2017-1A, 5/11/20

 299,752

 501,282

 2.15

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 500,670

 93,954

 1.76

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 93,904

 750,000

 2.74

 PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)

 753,871

 300,000

 1.94

 PFS Financing Corporation Series 2017-AA Class B, 3/15/21

 299,513

 208,644

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)

 207,039

 387,522

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.59504%, 9/25/34 (Step)

 385,264

 300,000

 Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)

 300,121

 315,203

 Pretium Mortgage Credit Partners I 2016-NPL4 LLC, 4.0%, 7/25/31 (Step) (144A)

 316,947

 350,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 351,451

 500,000

 3.49

 Progress Residential 2016-SFR1 Trust, Floating Rate Note, 9/17/33 (144A)

 508,040

 631,035

 PRPM 2016-1 LLC, 4.0%, 9/27/21 (Step) (144A)

 629,476

 37,967

 Purchasing Power Funding 2015-A LLC, 3.5%, 12/15/19 (144A)

 37,991

 359,166

 1.68

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 355,508

 15,470

 1.97

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 15,453

 115,608

 1.27

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 114,939

 67,849

 5.06

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 66,985

 600,000

 1.52

 Ramp Series 2005-RS7 Trust, 7/25/35

 593,057

 232,751

 RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)

 232,727

 40,497

 3.27

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42

 40,261

 152,973

 1.82

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 152,192

 74,366

 1.48

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 74,057

 206,950

 Sierra Auto Receivables Securitization Trust 2016-1, 2.85%, 1/18/22 (144A)

 207,141

 165,556

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 165,440

 62,102

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 62,106

 49,514

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)

 49,640

 111,406

 Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)

 111,999

 400,000

 Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)

 404,658

 93,016

 Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)

 93,086

 227,882

 SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)

 228,081

 262,643

 Sofi Consumer Loan Program 2017-1 LLC, 3.28%, 1/26/26 (144A)

 265,581

 151,676

 2.09

 SoFi Professional Loan Program 2016-C LLC, Floating Rate Note, 10/25/36 (144A)

 153,971

 65,963

 1.28

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 65,660

 644,188

 1.32

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 637,768

 300,000

 SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2, 3.1%, 11/15/49 (144A)

 297,620

 319,537

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 321,181

 157,106

 1.71

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 156,811

 387,460

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 384,488

 283,382

 2.29

 SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)

 283,381

 300,000

 Synchrony Credit Card Master Note Trust Series 2013-1, 1.69%, 3/15/21

 299,670

 93,710

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 93,538

 372,485

 Tax Ease Funding LLC Series 16-1A, 3.13%, 6/15/28

 372,753

 586,242

 1.40

 Terwin Mortgage Trust 2006-1, Floating Rate Note, 1/25/37 (144A)

 581,009

 48,718

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 49,212

 92,014

 Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)

 91,982

 500,000

 TideWater Sales Finance Master Trust Series 2, 4.55%, 5/15/21

 500,419

 232,423

 Towd Point Mortgage Trust 2015-1, 3.0%, 10/25/53

 235,112

 700,000

 1.94

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 699,237

 150,000

 2.64

 Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)

 150,000

 468,816

 United Auto Credit Securitization Trust 2016-1, 3.55%, 8/15/19 (144A)

 470,360

 400,000

 United Auto Credit Securitization Trust 2016-2, 2.2%, 5/10/19 (144A)

 400,004

 861,770

 3.47

 US Residential Opportunity Fund IV Trust 2 Series 2016-1IV, 7/27/36

 864,349

 958,605

 VOLT LIV LLC, 3.5%, 2/25/47 (Step) (144A)

 960,992

 700,000

 3.38

 Volt LVIII LLC Series 2017-NPL5 Class A1, 5/27/47

 700,100

 61,057

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 61,097

 1,093,523

 VOLT XLVII LLC, 3.75%, 6/25/46 (Step) (144A)

 1,101,433

 702,376

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 703,798

 321,543

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 322,778

 961,051

 VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)

 967,714

 701,713

 VOLT XXXV, 3.5%, 9/25/46 (Step) (144A)

 703,804

 209,826

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 210,628

 622,626

 VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)

 625,327

 188,176

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 187,386

 383,999

 Westgate Resorts 2017-1 LLC, 4.05%, 12/20/30

 385,221

 600,000

 Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)

 606,897

 400,000

 Westlake Automobile Receivables Trust 2016-1, 4.55%, 9/15/21

 409,075

 1,115,000

 1.47

 World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22

 1,117,350

 75,000

 World Omni Automobile Lease Securitization Trust 2017-A, 2.13%, 4/15/20

 75,461

 TOTAL ASSET BACKED SECURITIES

 (Cost $90,406,505)

 $

 90,639,944

 COLLATERALIZED MORTGAGE OBLIGATIONS - 27.4%

 125,651

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 $

 125,512

 141,211

 1.58

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 139,290

 39,717

 1.47

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 32,455

 165,555

 1.60

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 165,124

 462,260

 3.24

 AMSR 2016-SFR1 Trust, Floating Rate Note, 11/17/33 (144A)

 466,112

 500,000

 2.74

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 495,229

 300,000

 2.69

 Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd., Floating Rate Note, 9/15/26 (144A)

 298,349

 1,300,000

 3.19

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 1,303,265

 950,000

 2.09

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)

 943,354

 930,000

 3.59

 BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)

 941,662

 775,000

 3.52

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 761,741

 800,000

 2.99

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)

 802,506

 1,100,000

 3.99

 BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)

 1,118,209

 800,000

 1.07

 BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)

 790,250

 500,000

 5.65

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 498,817

 750,000

 5.48

 Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49

 757,500

 523,907

 6.20

 Banc of America Commercial Mortgage Trust 2008-1, Floating Rate Note, 2/10/51

 530,920

 114,682

 1.63

 Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35

 114,180

 1,355,830

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)

 1

 365,830

 2.79

 Bayview Opportunity Master Fund IVb Trust 2016-CRT1, Floating Rate Note, 10/27/27 (144A)

 365,795

 438,713

 3.19

 Bayview Opportunity Master Fund IVb Trust 2017-CRT1, Floating Rate Note, 10/25/28 (144A)

 439,048

 487,749

 3.04

 Bayview Opportunity Master Fund Trust Series 2017-CRT2 Class M, 11/25/27

 487,338

 750,000

 2.99

 BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)

 742,414

 68,185

 3.46

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 68,522

 838,647

 1.22

 BCAP LLC 2012-RR4 Trust, 6/26/47

 826,229

 171,108

 1.86

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 168,277

 515,511

 1.72

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 503,610

 183,591

 1.86

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 175,501

 548,577

 1.86

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 531,939

 62,962

 1.76

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 62,078

 732,045

 1.62

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 724,304

 104,867

 1.52

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 103,081

 454,697

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 453,953

 56,407

 3.45

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 57,255

 900,000

 2.94

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 887,234

 1,610,000

 2.34

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 1,612,532

 800,000

 3.84

 BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)

 803,763

 179,690

 5.89

 CD 2007-CD5 Mortgage Trust REMICS, Floating Rate Note, 11/15/44

 179,914

 1,340,000

 3.49

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 1,343,555

 147,810

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 149,523

 500,000

 1.86

 Cent CDO 14, Ltd., Floating Rate Note, 4/15/21 (144A)

 482,237

 889,896

 Cent CLO, 2.52%, 8/1/24 (144A)

 891,843

 800,000

 3.14

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 788,081

 765,000

 5.59

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 749,197

 75,320

 1.94

 CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)

 75,297

 500,000

 4.09

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 498,969

 90,772

 2.78

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 87,676

 36,519

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 37,520

 46,383

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 46,504

 283,918

 6.06

 Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49

 286,002

 300,000

 4.29

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 302,135

 1,500,000

 3.09

 Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)

 1,490,216

 120,413

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 121,768

 14,746

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 10/25/19

 14,676

 146,759

 3.09

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 2/25/35

 110,176

 1,000,000

 0.00

 CLNS Trust 2017, 6/11/32

 1,000,948

 1,300,000

 2.34

 Cold Storage Trust 2017-ICE3, 4/15/24

 1,301,632

 500,000

 3.09

 Cold Storage Trust 2017-ICE3, 4/15/24

 500,471

 5,753

 1.94

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 5,762

 400,000

 Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)

 415,025

 116,644

 2.94

 Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)

 116,622

 400,000

 2.74

 Colony Starwood Homes 2016-2 Trust, Floating Rate Note, 12/19/33 (144A)

 400,170

 349,155

 2.94

 COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)

 351,434

 1,410,000

 3.14

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 1,401,901

 400,000

 1.79

 COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)

 400,126

 820,000

 2.58

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 806,896

 1,850,000

 2.59

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,856,384

 500,000

 3.64

 Cosmopolitan Hotel Trust 2016-COSMO, Floating Rate Note, 11/15/33 (144A)

 504,546

 303,276

 5.94

 Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39

 303,026

 222,266

 5.94

 Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39

 222,682

 125,974

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 123,760

 21,506

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 21,746

 215,674

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 230,857

 17,992

 CSFB Mortgage-Backed Trust Series 2004-7, 5.25%, 10/25/19

 18,189

 400,000

 3.24

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 399,821

 758,394

 2.50

 CSMC Series 2013-14R REMICS, Floating Rate Note, 10/27/37 (144A)

 776,749

 846,953

 3.00

 CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)

 845,505

 1,060,444

 3.00

 CSMC Trust 2015-3 Class A3, 10/25/44

 1,065,560

 750,933

 3.50

 CSMC Trust 2015-3 Class A3, 3/25/45

 763,605

 900,000

 2.84

 CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)

 901,689

 750,000

 3.84

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 750,944

 610,000

 1.84

 Fannie Mae Connecticut Avenue Securities Series 2017, 11/25/29

 610,448

 311,556

 2.99

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 314,730

 346,611

 1.94

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 348,055

 294,235

 2.19

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 294,891

 363,499

 3.14

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28

 368,740

 167,848

 2.79

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45

 178,920

 428,369

 1.25

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 429,129

 428,607

 Fannie Mae, 1.5%, 4/25/27

 423,478

 140,698

 Fannie Mae, 2.5%, 1/25/30

 141,783

 221,204

 Fannie Mae, 2.5%, 11/25/25

 223,639

 99,466

 Fannie Mae, 2.5%, 3/25/24

 99,833

 200,932

 Fannie Mae, 2.5%, 6/25/24

 202,176

 568,802

 Fannie Mae, 2.75%, 3/25/21

 577,857

 171,683

 Fannie Mae, 3.0%, 1/25/29

 172,530

 175,479

 Fannie Mae, 3.0%, 11/25/18

 176,452

 1,262,492

 Fannie Mae, 3.0%, 6/25/22

 1,279,328

 184,569

 Fannie Mae, 3.0%, 8/25/37

 186,638

 25,484

 Fannie Mae, 3.5%, 10/25/23

 25,497

 564,742

 Fannie Mae, 3.5%, 2/25/26

 583,806

 104,408

 Fannie Mae, 3.5%, 6/25/21

 105,885

 371,308

 Fannie Mae, 3.5%, 8/25/25

 376,699

 148,491

 Fannie Mae, 4.0%, 10/25/24

 151,106

 460,924

 Fannie Mae, 4.0%, 4/25/37

 465,556

 366,178

 Fannie Mae, 4.0%, 4/25/38

 374,642

 522,840

 Fannie Mae, 4.25%, 3/25/25

 533,073

 765,000

 Fannie Mae, 4.5%, 4/25/24

 793,502

 45,162

 Fannie Mae, 4.5%, 9/25/35

 45,270

 516,636

 Fannie Mae, 5.0%, 3/25/24

 536,310

 1,378,717

 1.44

 Fannie Mae, Floating Rate Note, 11/25/32

 1,383,773

 693,279

 1.29

 Fannie Mae, Floating Rate Note, 12/25/33

 691,075

 15,631

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 15,737

 37,968

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 37,885

 462,088

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 459,938

 12,599

 1.19

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 12,625

 145,110

 1.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 146,135

 117,747

 1.34

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 117,644

 56,581

 1.34

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 56,515

 258,978

 1.37

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 259,473

 41,908

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 42,038

 49,053

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 49,210

 206,989

 1.31

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 206,296

 167,098

 1.69

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 169,454

 116,767

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 116,888

 137,265

 1.99

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 140,921

 152,867

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 152,993

 119,640

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 119,113

 69,243

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 69,467

 166,423

 1.49

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 166,726

 108,331

 1.54

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 109,402

 96,746

 1.99

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 99,079

 166,228

 1.99

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 171,150

 103,226

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 103,422

 308,247

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 309,443

 148,526

 1.54

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 150,461

 146,677

 1.49

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 147,282

 69,873

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 69,803

 182,805

 1.41

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 182,772

 75,607

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 75,783

 53,030

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 53,175

 71,385

 1.41

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 71,410

 167,368

 1.42

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 168,110

 86,482

 1.39

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 86,870

 133,690

 1.49

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 134,113

 20,139

 1.59

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 20,195

 143,572

 1.24

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 143,814

 67,823

 1.19

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 67,842

 51,964

 1.24

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 51,724

 120,465

 1.24

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 120,181

 127,165

 1.29

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 127,456

 37,125

 1.44

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 37,122

 237,707

 Federal Home Loan Mortgage Corp., 2.75%, 11/15/25

 241,236

 206,037

 Federal Home Loan Mortgage Corp., 3.0%, 1/15/30

 210,599

 286,369

 Federal Home Loan Mortgage Corp., 3.0%, 12/15/24

 287,881

 88,671

 Federal Home Loan Mortgage Corp., 3.5%, 10/15/24

 90,163

 43,595

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 44,253

 86,318

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 87,280

 940,841

 1.49

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 944,694

 122,506

 1.24

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 122,717

 44,873

 1.31

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 44,853

 201,242

 1.44

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32

 202,941

 192,369

 1.34

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30

 193,016

 213,074

 1.56

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 214,019

 696,349

 1.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 693,747

 349,075

 1.34

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 348,636

 14,627

 1.14

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19

 14,606

 199,212

 1.49

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28

 201,366

 359,694

 1.49

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31

 361,421

 68,003

 1.29

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19

 67,938

 605,748

 3.61

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 641,458

 61,306

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 61,089

 136,015

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 135,315

 200,887

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 202,890

 62,742

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 64,045

 127,670

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 130,079

 60,571

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 68,622

 40,709

 1.64

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 41,351

 52,638

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 52,743

 106,537

 1.29

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 106,484

 231,577

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 231,238

 101,013

 2.21

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 103,358

 265,120

 1.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 271,285

 187,871

 1.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 188,106

 227,973

 1.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 230,240

 181,096

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 181,247

 355,920

 1.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23

 359,777

 75,492

 1.89

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 76,515

 403,507

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 405,365

 75,706

 1.61

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 75,936

 134,984

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 136,010

 125,514

 1.30

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 125,093

 67,584

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 67,108

 103,591

 1.19

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 102,942

 94,775

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 95,804

 204,926

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 204,974

 118,596

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 118,664

 84,551

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 84,853

 811,476

 1.29

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 807,243

 148,286

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 147,238

 89,024

 1.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 89,452

 73,903

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 73,726

 142,178

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 141,179

 557,539

 1.21

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 543,733

 362,501

 1.89

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 367,712

 359,166

 1.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 370,048

 40,000

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 40,033

 172,608

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 171,853

 397,758

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 399,396

 60,399

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 60,504

 59,938

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 59,741

 80,251

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 79,633

 143,872

 1.54

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 145,028

 122,659

 1.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 123,305

 147,374

 1.23

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 146,761

 46,206

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 45,874

 159,567

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 158,417

 34,386

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 34,525

 67,545

 1.39

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 67,575

 107,384

 1.29

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 107,235

 249,879

 1.24

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 248,887

 203,266

 1.89

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 207,052

 332,989

 1.29

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 334,755

 295,243

 1.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 295,856

 93,303

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 93,375

 58,608

 1.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 58,742

 173,746

 1.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 175,957

 187,905

 1.57

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 190,232

 46,611

 1.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 47,198

 43,566

 1.54

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 43,894

 117,146

 Federal National Mortgage Association, 1.233%, 3/25/18

 116,630

 43,432

 Federal National Mortgage Association, 2.5%, 4/25/36

 43,566

 91,622

 Federal National Mortgage Association, 2.75%, 6/25/20

 92,000

 84,328

 Federal National Mortgage Association, 3.0%, 6/25/39

 84,675

 206,662

 1.34

 Federal National Mortgage Association, Floating Rate Note, 10/18/32

 208,211

 309,247

 1.29

 Federal National Mortgage Association, Floating Rate Note, 11/25/27

 310,874

 210,287

 1.84

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 210,984

 28,800

 1.29

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 28,798

 240,304

 1.34

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 239,984

 533,910

 1.49

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 536,866

 150,505

 3.10

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 154,602

 335,292

 1.49

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 339,102

 449,726

 1.39

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 451,121

 221,124

 1.29

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 220,807

 54,413

 2.06

 Federal National Mortgage Association, Floating Rate Note, 9/25/22

 54,364

 52,541

 3.09

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 52,125

 155,815

 Firstkey Lending 2015-SFR1 Trust, 2.553%, 3/9/47

 156,024

 595,337

 3.00

 FirstKey Mortgage Trust 2014-1 REMICS, Floating Rate Note, 11/25/44 (144A)

 598,756

 671,585

 2.51

 FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)

 672,055

 172,604

 Freddie Mac REMICS, 3.0%, 12/15/25

 178,323

 1,375,259

 Freddie Mac REMICS, 3.0%, 8/15/39

 1,414,922

 1,083,421

 Freddie Mac REMICS, 3.5%, 11/15/25

 1,132,329

 473,608

 1.94

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 486,717

 65,108

 1.34

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 65,228

 159,893

 1.29

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 159,992

 133,464

 2.44

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 134,025

 11,850

 1.99

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 11,853

 700,000

 3.89

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28

 729,598

 490,528

 2.19

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/29

 493,653

 480,500

 Freddie Mac, 1.4%, 7/15/23

 472,061

 123,921

 Freddie Mac, 2.0%, 11/15/20

 124,555

 474,903

 Freddie Mac, 2.0%, 12/15/32

 476,247

 818,682

 Freddie Mac, 2.0%, 2/15/25

 823,935

 622,485

 Freddie Mac, 2.0%, 3/15/27

 624,295

 136,704

 Freddie Mac, 2.0%, 8/15/20

 137,238

 128,259

 Freddie Mac, 2.0%, 8/15/20

 128,732

 331,719

 Freddie Mac, 2.0%, 9/15/25

 333,086

 1,234,296

 Freddie Mac, 2.25%, 1/15/26

 1,246,240

 813,968

 Freddie Mac, 2.5%, 5/15/25

 827,835

 1,015,154

 Freddie Mac, 2.5%, 7/15/28

 1,024,809

 341,941

 Freddie Mac, 3.0%, 10/15/25

 345,817

 335,645

 Freddie Mac, 3.0%, 2/15/24

 338,171

 200,727

 Freddie Mac, 3.0%, 2/15/25

 201,793

 43,684

 Freddie Mac, 3.0%, 4/15/24

 43,744

 314,559

 Freddie Mac, 3.0%, 5/15/29

 318,543

 791,456

 Freddie Mac, 3.0%, 8/15/25

 804,302

 508,264

 Freddie Mac, 3.1%, 2/15/25

 512,425

 273,191

 Freddie Mac, 3.5%, 10/15/28

 274,932

 103,596

 Freddie Mac, 3.5%, 11/15/28

 105,579

 242,654

 Freddie Mac, 3.5%, 2/15/25

 245,006

 596,386

 Freddie Mac, 3.5%, 3/15/25

 610,594

 472,284

 Freddie Mac, 3.5%, 3/15/25

 487,188

 223,128

 Freddie Mac, 3.5%, 6/15/24

 225,570

 4,360

 Freddie Mac, 4.5%, 11/15/24

 4,357

 213,878

 Freddie Mac, 4.5%, 2/15/20

 218,468

 117,128

 Freddie Mac, 4.5%, 3/15/19

 118,707

 446,193

 1.39

 Freddie Mac, Floating Rate Note, 9/15/31

 445,474

 535,000

 4.76

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 544,929

 1,000,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,025,844

 700,000

 2.86

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 699,431

 297,042

 4.24

 FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)

 300,421

 672,173

 5.00

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 670,711

 891,663

 3.56

 FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)

 888,283

 944,513

 2.79

 FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)

 955,160

 104,337

 2.29

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 104,479

 750,000

 2.42

 Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)

 740,059

 129,793

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 127,539

 395,021

 1.29

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 377,009

 1,560,436

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 1,558,522

 506,266

 Government National Mortgage Association REMICS, 3.0%, 8/16/26

 520,670

 772,817

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 789,687

 2,316,915

 1.34

 Government National Mortgage Association REMICS, Floating Rate Note, 1/20/47

 2,324,208

 180,205

 Government National Mortgage Association, 2.0%, 3/16/23

 180,338

 124,139

 Government National Mortgage Association, 2.75%, 12/20/37

 124,697

 21,795

 Government National Mortgage Association, 3.0%, 12/20/38

 21,928

 146,714

 Government National Mortgage Association, 3.0%, 4/20/41

 150,426

 240,767

 Government National Mortgage Association, 3.5%, 5/20/39

 246,524

 33,931

 Government National Mortgage Association, 3.5%, 8/20/38

 34,011

 13,924

 Government National Mortgage Association, 4.5%, 11/20/37

 13,916

 193,056

 Government National Mortgage Association, 4.5%, 2/20/38

 198,735

 22,764

 Government National Mortgage Association, 5.0%, 4/20/36

 23,196

 170,778

 1.24

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 169,896

 435,470

 1.54

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 438,445

 581,566

 1.54

 Government National Mortgage Association, Floating Rate Note, 12/16/26

 589,574

 167,262

 1.26

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 166,403

 114,376

 1.51

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 114,834

 176,247

 1.29

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 176,706

 94,154

 1.49

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 94,924

 439,524

 1.54

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 445,045

 466,825

 1.29

 Government National Mortgage Association, Floating Rate Note, 5/16/33

 467,983

 530,570

 1.39

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 534,608

 295,418

 1.31

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 291,558

 1,000,000

 2.54

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)

 1,001,598

 1,500,000

 3.51

 GS Mortgage Securities REMIC Trust 2015-FRR1, 6/27/41

 1,504,128

 495,000

 2.74

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 490,502

 30,197

 1.80

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 30,208

 250,000

 3.36

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 251,697

 1,250,912

 1.26

 HomeBanc Mortgage Trust 2005-3, Floating Rate Note, 7/25/35

 1,232,650

 233,766

 2.12

 Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34

 230,787

 1,058,428

 1.66

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,019,244

 142,731

 1.72

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 142,605

 700,000

 4.55

 Hospitality Mortgage Trust Series 2017, 11/15/36

 700,910

 57,922

 3.65

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 55,512

 1,450,000

 1.92

 IMPAC Secured Assets Common Owner Trust Series 2004-3, 11/25/34**

 1,417,647

 72,815

 3.62

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 70,205

 1,000,000

 2.49

 J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH, Floating Rate Note, 10/15/34 (144A)

 1,002,310

 500,000

 3.09

 J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT, Floating Rate Note, 10/15/33 (144A)

 502,815

 950,000

 2.34

 J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP, Floating Rate Note, 8/15/33 (144A)

 952,042

 68,836

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 68,743

 73,790

 1.14

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 73,601

 260,104

 5.79

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, Floating Rate Note, 2/12/51

 260,930

 460,339

 5.88

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 460,199

 528,868

 3.50

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20

 537,793

 1,670,000

 2.24

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 1,651,518

 700,000

 2.94

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 701,754

 270,000

 3.19

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 267,665

 144,152

 2.74

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 144,194

 650,000

 3.09

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 641,644

 490,000

 2.34

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 492,279

 940,645

 2.39

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)

 942,445

 1,100,000

 2.59

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 1,099,986

 340,406

 2.24

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 REMICS, Floating Rate Note, 5/15/28 (144A)

 339,903

 850,000

 2.79

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)

 845,803

 500,000

 3.74

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 503,131

 944,684

 1.52

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 923,525

 433,767

 4.00

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 422,923

 35,431

 5.86

 LB-UBS Commercial Mortgage Trust 2007-C6, Floating Rate Note, 7/15/40

 35,428

 577,624

 5.87

 LB-UBS Commercial Mortgage Trust 2007-C7 REMICS, Floating Rate Note, 9/15/45

 582,709

 72,611

 1.21

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)

 70,054

 70,477

 1.22

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)

 68,248

 5,296

 1.94

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 5,230

 8,393

 2.04

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 8,367

 1,371,534

 2.98

 LSTAR Commercial Mortgage Trust 2016-7, Floating Rate Note, 12/1/21 (144A)

 1,364,248

 811,348

 3.00

 LSTAR Securities Investment Limited, 4/1/22

 811,348

 1,078,065

 3.00

 LSTAR Securities Investment Trust 2016-5, Floating Rate Note, 11/1/21 (144A)

 1,076,387

 734,392

 3.00

 LSTAR Securities Investment, Ltd. 2016-2 REMICS, Floating Rate Note, 3/1/21 (144A)

 735,769

 841,818

 3.00

 LSTAR Securities Investment, Ltd. 2016-3, Floating Rate Note, 9/1/21 (144A)

 835,505

 885,721

 3.00

 LSTAR Securities Investment, Ltd. 2016-4, Floating Rate Note, 10/1/21 (144A)

 880,957

 1,198,900

 3.00

 LSTAR Securities Investment, Ltd. 2017-1, Floating Rate Note, 1/1/22 (144A)

 1,195,903

 957,602

 3.00

 LSTAR Securities Investment, Ltd. 2017-2, Floating Rate Note, 2/1/22 (144A)

 957,227

 279,589

 Marketplace Loan Trust 2016-BS1, 4.5%, 1/15/21

 280,987

 74,546

 1.37

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 74,189

 422,861

 1.76

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 402,608

 383,541

 1.68

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 366,409

 407,464

 2.02

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 402,343

 129,659

 1.66

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 124,417

 31,135

 2.77

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 30,744

 235,728

 1.66

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 231,990

 419,142

 1.58

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 397,626

 120,906

 1.92

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 117,956

 280,319

 1.48

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 271,248

 91,523

 5.54

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 91,412

 37,199

 5.84

 Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50

 37,155

 100,956

 5.52

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 100,831

 438,543

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 441,792

 483,072

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 487,903

 933,525

 6.29

 Morgan Stanley Capital I Trust 2008-TOP29 REMICS, Floating Rate Note, 1/11/43

 950,157

 500,000

 3.19

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 500,726

 600,000

 3.74

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)

 600,000

 500,000

 2.34

 Morgan Stanley Capital I Trust 2017-PRME, Floating Rate Note, 2/15/34 (144A)

 501,319

 398,900

 1.56

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 398,730

 250,108

 1.30

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 251,288

 1,355

 1.29

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 1,356

 520,477

 1.80

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 510,507

 195,258

 1.52

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21

 194,872

 700,000

 3.47

 Oaktown 2017-1A, 4/25/27

 700,000

 761,328

 1.41

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-4, Floating Rate Note, 11/25/35

 729,145

 500,000

 3.26

 Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)

 499,962

 467,561

 1.94

 Pepper Residential Securities Trust Series 18A, 3/12/47

 465,822

 113,890

 2.44

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 113,863

 871,579

 Pretium Mortgage Credit Partners I 2016-NPL5 LLC, 3.875%, 9/27/31 (Step) (144A)

 875,170

 400,000

 2.74

 Progress Residential 2016-SFR2 Trust, Floating Rate Note, 1/17/34 (144A)

 402,612

 305,505

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 305,651

 16,097

 1.54

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 16,052

 6,991

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 7,001

 419,432

 1.59

 RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35

 416,698

 1,470

 6.58

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 1,506

 795,883

 2.44

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 755,706

 233,180

 1.82

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 232,568

 486,309

 1.94

 Resimace Premier Series 2017-1, 9/11/48

 486,309

 213,108

 2.05

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 213,082

 366,273

 2.40

 Resource Capital Corp 2015-CRE4, Ltd., Floating Rate Note, 8/15/32 (144A)

 365,255

 27,508

 RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)

 27,508

 124,259

 2.65

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 125,243

 539,339

 3.47

 Sequoia Mortgage Trust 2012-1, Floating Rate Note, 1/25/42

 554,322

 185,982

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 180,236

 98,161

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 97,437

 112,393

 SilverLeaf Finance XVII LLC, 2.68%, 3/15/26 (144A)

 112,233

 72,500

 2.81

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 72,809

 156,656

 1.49

 Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35

 155,875

 17,270

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 17,542

 52,396

 1.52

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 52,324

 71,112

 2.40

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 71,420

 125,897

 2.74

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 124,608

 186,241

 2.99

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 187,172

 475,656

 3.45

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 479,009

 254,780

 3.47

 Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)

 260,055

 283,807

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 286,019

 1,250,000

 2.84

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)

 1,252,295

 800,000

 4.49

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 779,984

 42,105

 1.59

 Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35

 41,445

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $160,251,681)

 $

 160,034,657

 CORPORATE BONDS - 38.3%

 Energy - 3.1%

 Oil & Gas Equipment & Services - 0.4%

 775,000

 National Oilwell Varco, Inc., 1.35%, 12/1/17

 $

 773,707

 550,000

 Schlumberger Holdings Corp., 1.9%, 12/21/17 (144A)

 551,169

 1,130,000

 Schlumberger Holdings Corp., 2.35%, 12/21/18 (144A)

 1,137,452

 $

 2,462,328

 Integrated Oil & Gas - 1.4%

 155,000

 1.72

 BP Capital Markets Plc, 5/10/19

 $

 155,775

 460,000

 2.01

 BP Capital Markets Plc, 9/16/21

 467,125

 1,405,000

 BP Capital Markets Plc, 2.241%, 9/26/18

 1,414,505

 560,000

 Chevron Corp., 1.718%, 6/24/18

 561,714

 560,000

 Chevron Corp., 1.991%, 3/3/20

 562,534

 600,000

 1.55

 Chevron Corp., Floating Rate Note, 11/16/18

 603,516

 600,000

 1.54

 Chevron Corp., Floating Rate Note, 5/16/18

 602,833

 1,000,000

 ConocoPhillips Co., 1.05%, 12/15/17

 998,174

 1,000,000

 1.65

 Exxon Mobil Corp., Floating Rate Note, 2/28/18

 1,004,963

 585,000

 1.61

 Shell International Finance BV, Floating Rate Note, 11/10/18

 589,414

 500,000

 1.47

 Shell International Finance BV, Floating Rate Note, 9/12/19

 501,992

 350,000

 Statoil ASA, 1.15%, 5/15/18

 348,883

 600,000

 Statoil ASA, 3.125%, 8/17/17

 602,125

 $

 8,413,553

 Oil & Gas Exploration & Production - 0.2%

 850,000

 Canadian Natural Resources, Ltd., 1.75%, 1/15/18

 $

 849,701

 Oil & Gas Refining & Marketing - 0.1%

 500,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 505,737

 200,000

 Valero Energy Corp., 9.375%, 3/15/19

 225,241

 $

 730,978

 Oil & Gas Storage & Transportation - 1.0%

 1,150,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 $

 1,155,980

 750,000

 Enterprise Products Operating LLC, 1.65%, 5/7/18

 749,798

 500,000

 Enterprise Products Operating LLC, 2.55%, 10/15/19

 506,310

 700,000

 Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17

 700,820

 750,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 778,070

 495,000

 TransCanada PipeLines, Ltd., 1.625%, 11/9/17

 495,185

 875,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 876,218

 500,000

 1.95

 TransCanada PipeLines, Ltd., Floating Rate Note, 1/12/18

 501,644

 $

 5,764,025

 Total Energy

 $

 18,220,585

 Materials - 0.3%

 Diversified Chemicals - 0.1%

 570,000

 Dupont De Nemours, 2.2%, 5/1/20

 $

 572,294

 Fertilizers & Agricultural Chemicals - 0.2%

 1,000,000

 Monsanto Co., 1.15%, 6/30/17

 $

 999,127

 Total Materials

 $

 1,571,421

 Capital Goods - 1.0%

 Aerospace & Defense - 0.7%

 500,000

 Precision Castparts Corp., 1.25%, 1/15/18

 $

 499,710

 560,000

 Rockwell Collins, 1.95%, 7/15/19

 561,396

 1,050,000

 The Boeing Co., 0.95%, 5/15/18

 1,046,702

 575,000

 United Technologies Corp., 1.5%, 11/1/19

 572,134

 500,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 500,654

 580,000

 United Technologies Corp., 1.8%, 6/1/17

 580,000

 570,000

 United Technologies Corp., 1.9%, 5/4/20

 571,426

 $

 4,332,022

 Industrial Conglomerates - 0.1%

 575,000

 Honeywell International, Inc., 1.4%, 10/30/19

 $

 570,374

 Industrial Machinery - 0.1%

 360,000

 Stanley Black & Decker, Inc., 1.622%, 11/17/18

 $

 359,086

 Trading Companies & Distributors - 0.1%

 750,000

 Aviation Capital Group Corp., 2.875%, 9/17/18 (144A)

 $

 756,944

 Total Capital Goods

 $

 6,018,426

 Transportation - 0.4%

 Railroads - 0.2%

 535,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 553,160

 274,000

 Norfolk Southern Corp., 5.75%, 4/1/18

 283,439

 500,000

 TTX Co., 2.25%, 2/1/19 (144A)

 501,042

 $

 1,337,641

 Highways & Railtracks - 0.2%

 1,125,000

 ERAC USA Finance LLC, 6.375%, 10/15/17 (144A)

 $

 1,143,884

 Total Transportation

 $

 2,481,525

 Automobiles & Components - 2.2%

 Automobile Manufacturers - 2.2%

 575,000

 Daimler Finance North America LLC, 1.75%, 10/30/19 (144A)

 $

 571,186

 565,000

 Daimler Finance North America LLC, 2.3%, 1/6/20 (144A)

 567,927

 617,000

 1.51

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 617,287

 500,000

 Ford Motor Credit Co LLC, 2.681%, 1/9/20

 504,874

 700,000

 Ford Motor Credit Co. LLC, 1.724%, 12/6/17

 700,442

 250,000

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 250,889

 1,000,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 1,010,967

 560,000

 1.95

 Ford Motor Credit Co. LLC, 3/12/19

 561,659

 750,000

 1.63

 Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17

 750,472

 1,145,000

 Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (144A)

 1,131,442

 1,000,000

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,010,787

 575,000

 1.48

 Nissan Motor Acceptance Corp., Floating Rate Note, 9/13/19 (144A)

 576,584

 670,000

 Toyota Motor Credit Corp., 1.2%, 4/6/18

 669,581

 600,000

 Toyota Motor Credit Corp., 1.25%, 10/5/17

 599,902

 575,000

 Toyota Motor Credit Corp., 1.55%, 10/18/19

 571,923

 570,000

 Toyota Motor Credit Corp., 1.95%, 4/17/20

 570,803

 877,000

 1.41

 Toyota Motor Credit Corp., Floating Rate Note, 1/17/19

 880,807

 600,000

 2.00

 Toyota Motor Credit Corp., Floating Rate Note, 2/19/19

 607,625

 500,000

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 499,725

 $

 12,654,882

 Total Automobiles & Components

 $

 12,654,882

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 650,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 677,292

 Total Consumer Durables & Apparel

 $

 677,292

 Media - 0.3%

 Broadcasting - 0.3%

 1,110,000

 NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (144A)

 $

 1,115,302

 860,000

 1.84

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)

 864,967

 $

 1,980,269

 Total Media

 $

 1,980,269

 Retailing - 0.3%

 Home Improvement Retail - 0.1%

 750,000

 1.50

 The Home Depot, Inc., Floating Rate Note, 9/15/17

 $

 750,798

 Automotive Retail - 0.2%

 625,000

 AutoZone, Inc., 1.625%, 4/21/19

 $

 620,972

 500,000

 Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)

 499,192

 $

 1,120,164

 Total Retailing

 $

 1,870,962

 Food & Staples Retailing - 0.2%

 Food Retail - 0.1%

 380,000

 The Kroger Co., 1.5%, 9/30/19

 $

 375,504

 Hypermarkets & Super Centers - 0.1%

 740,000

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 739,827

 Total Food & Staples Retailing

 $

 1,115,331

 Food, Beverage & Tobacco - 1.1%

 Brewers - 0.2%

 800,000

 2.29

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21

 $

 824,332

 585,000

 Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17

 585,019

 $

 1,409,351

 Packaged Foods & Meats - 0.7%

 575,000

 Danone SA, 1.691%, 10/30/19 (144A)

 $

 570,501

 580,000

 Kraft Heinz Foods Co., 2.0%, 7/2/18

 581,676

 575,000

 Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19 (144A)

 567,769

 585,000

 1.65

 Mondelez International Holdings Netherlands BV, Floating Rate Note, 10/28/19 (144A)

 587,971

 575,000

 Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)

 579,090

 155,000

 0.00

 Tyson Foods Inc., 6/2/20

 155,276

 1,000,000

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,001,944

 $

 4,044,227

 Tobacco - 0.2%

 840,000

 Reynolds American, Inc., 2.3%, 8/21/17

 $

 841,391

 Total Food, Beverage & Tobacco

 $

 6,294,969

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 500,906

 Total Household & Personal Products

 $

 500,906

 Health Care Equipment & Services - 1.0%

 Health Care Equipment - 0.7%

 1,115,000

 Abbot Laboratories, 2.0%, 3/15/20

 $

 1,115,826

 1,024,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 1,026,551

 500,000

 Boston Scientific Corp., 2.65%, 10/1/18

 504,821

 1,270,000

 1.76

 Medtronic, Inc., Floating Rate Note, 3/15/20

 1,291,890

 $

 3,939,088

 Managed Health Care - 0.3%

 600,000

 Aetna, Inc., 1.7%, 6/7/18

 $

 600,540

 570,000

 1.76

 Aetna, Inc., Floating Rate Note, 12/8/17

 571,593

 585,000

 UnitedHealth Group, Inc., 1.4%, 12/15/17

 584,863

 295,000

 UnitedHealth Group, Inc., 1.45%, 7/17/17

 295,072

 $

 2,052,068

 Total Health Care Equipment & Services

 $

 5,991,156

 Pharmaceuticals, Biotechnology & Life Sciences - 1.9%

 Biotechnology - 1.3%

 560,000

 Abbvie Inc., 1.8%, 5/14/18

 $

 561,107

 1,125,000

 AbbVie, Inc., 2.0%, 11/6/18

 1,128,494

 1,150,000

 Amgen Inc., 1.9%, 5/10/19

 1,151,466

 950,000

 Amgen, Inc., 5.7%, 2/1/19

 1,010,584

 607,000

 1.65

 Amgen, Inc., Floating Rate Note, 5/22/19

 611,611

 600,000

 1.94

 Baxalta, Inc., Floating Rate Note, 6/22/18

 603,318

 550,000

 Biogen Inc., 2.9%, 9/15/20

 562,532

 600,000

 Celgene Corp., 2.125%, 8/15/18

 603,227

 570,000

 Celgene Corp., 2.875%, 8/15/20

 583,056

 750,000

 Gilead Sciences, Inc., 1.85%, 9/4/18

 751,834

 $

 7,567,229

 Pharmaceuticals - 0.4%

 750,000

 Bayer US Finance LLC, 1.5%, 10/6/17 (144A)

 $

 749,955

 550,000

 Johnson & Johnson, 2.95%, 9/1/20

 571,100

 1,155,000

 Shire Acquisitions Investments Ireland DAC, 1.9%, 9/23/19

 1,149,931

 $

 2,470,986

 Life Sciences Tools & Services - 0.2%

 1,000,000

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 $

 1,007,735

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 11,045,950

 Banks - 10.1%

 Diversified Banks - 7.0%

 1,155,000

 ABN AMRO Bank NV, 1.8%, 9/20/19 (144A)

 $

 1,147,174

 1,140,000

 ABN AMRO Bank NV, 2.1%, 1/18/19 (144A)

 1,142,185

 66,783

 1.29

 American Express Bank FSB, Floating Rate Note, 6/12/17

 66,785

 1,290,000

 Bank of America Corp., 2.0%, 1/11/18

 1,293,197

 1,135,000

 Bank of America Corp., 2.6%, 1/15/19

 1,145,767

 300,000

 Bank of America Corp., 5.75%, 12/1/17

 306,172

 585,000

 2.23

 Bank of America Corp., Floating Rate Note, 3/22/18

 589,128

 408,000

 1.66

 Bank of America Corp., Floating Rate Note, 8/25/17

 408,427

 750,000

 Bank of America NA, 1.75%, 6/5/18

 751,380

 470,000

 1.41

 Bank of Montreal, Floating Rate Note, 7/14/17

 470,146

 585,000

 1.81

 Bank of Montreal, Floating Rate Note, 7/18/19

 588,777

 550,000

 Bank of Nova Scotia, 2.05%, 6/5/19

 551,771

 220,000

 Banque Federal Credit, 2.75%, 1/22/19 (144A)

 222,287

 625,000

 Banque Federative du Credit Mutuel SA, 2.0%, 4/12/19 (144A)

 624,255

 575,000

 BPCE SA, 1.625%, 1/26/18

 574,125

 750,000

 Citigroup, Inc., 1.8%, 2/5/18

 750,415

 600,000

 Citigroup, Inc., 2.05%, 12/7/18

 601,685

 1,450,000

 1.73

 Citigroup, Inc., Floating Rate Note, 4/27/18

 1,456,033

 1,220,000

 2.74

 Citigroup, Inc., Floating Rate Note, 5/15/18

 1,236,968

 570,000

 Citizens Bank NA, 2.2%, 5/26/20

 570,194

 560,000

 Citizens Bank NA, 2.25%, 3/2/20

 561,172

 600,000

 Citizens Bank NA, 2.5%, 3/14/19

 605,164

 750,000

 1.22

 Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)

 750,496

 580,000

 1.55

 Cooperatieve Rabobank UA New York, Floating Rate Note, 8/9/19

 581,545

 500,000

 1.66

 Credit Agricole SA London, Floating Rate Note, 6/12/17 (144A)

 500,096

 575,000

 1.68

 Danske Bank AS, Floating Rate Note, 9/6/19 (144A)

 577,027

 639,000

 Danske Bank, 1.65%, 9/6/19 (144A)

 632,952

 575,000

 Discover Bank, 2.0%, 2/21/18

 575,854

 1,725,000

 Discover Bank, 2.6%, 11/13/18

 1,739,766

 140,000

 Fifth Third Bank, 1.625%, 9/27/19

 138,775

 585,000

 HSBC USA, Inc., 1.7%, 3/5/18

 585,660

 750,000

 1.30

 HSBC USA, Inc., Floating Rate Note, 6/23/17

 750,148

 580,000

 ING Bank NV, 2.0%, 11/26/18 (144A)

 580,403

 600,000

 2.13

 ING Bank NV, Floating Rate Note, 3/22/19 (144A)

 607,918

 560,000

 1.65

 ING Bank NV, Floating Rate Note, 8/15/19 (144A)

 560,190

 1,150,000

 1.94

 JPMorgan Chase & Co., Floating Rate Note, 1/25/18

 1,155,827

 500,000

 4.74

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 499,900

 585,000

 1.44

 JPMorgan Chase Bank NA, Floating Rate Note, 9/21/18

 586,274

 400,000

 Macquarie Bank Limited, 2.6%, 6/24/19 (144A)

 403,881

 575,000

 Nordea Bank AB, 1.625%, 9/30/19 (144A)

 570,103

 575,000

 Nordea Bank AB, 2.125%, 5/29/20 (144A)

 576,084

 295,000

 Royal Bank of Canada, 1.25%, 6/16/17

 295,004

 560,000

 Royal Bank of Canada, 2.125%, 3/2/20

 561,900

 1,000,000

 1.38

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 1,000,115

 580,000

 1.65

 Royal Bank of Canada, Floating Rate Note, 7/29/19

 582,539

 750,000

 1.41

 Santander UK Plc, Floating Rate Note, 9/29/17

 750,588

 570,000

 1.69

 Skandinaviska Enskilda Banken AB, Floating Rate Note, 9/13/19 (144A)

 572,458

 560,000

 Skandinaviska Enskilda, 2.375%, 11/20/18 (144A)

 564,560

 575,000

 Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18

 574,141

 565,000

 1.56

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/11/19

 566,238

 565,000

 1.60

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/16/18

 566,385

 560,000

 Sumitomo Mitsui Trust Bank, Ltd., 2.05%, 3/6/19 (144A)

 560,547

 750,000

 1.59

 Svenska Handelsbanken AB, Floating Rate Note, 9/6/19

 752,558

 500,000

 The Bank of Nova Scotia, 1.45%, 4/25/18

 499,784

 585,000

 The Bank of Nova Scotia, 1.65%, 6/14/19

 582,015

 305,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)

 307,835

 500,000

 1.26

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 499,994

 500,000

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 499,984

 600,000

 1.68

 The Toronto-Dominion Bank, Floating Rate Note, 8/13/19

 604,307

 750,000

 1.44

 US Bancorp, Floating Rate Note, 4/25/19

 753,350

 600,000

 Wells Fargo & Co., 1.15%, 6/2/17

 600,000

 600,000

 Wells Fargo & Co., 5.625%, 12/11/17

 612,733

 575,000

 1.78

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 577,708

 $

 40,920,849

 Regional Banks - 3.1%

 103,000

 BB&T Corp., 1.6%, 8/15/17

 $

 103,025

 500,000

 Branch Banking & Trust Co., 1.35%, 10/1/17

 499,922

 560,000

 Branch Banking & Trust Co., 2.1%, 1/15/20

 562,760

 500,000

 Branch Banking & Trust Co., 2.3%, 10/15/18

 503,734

 500,000

 Capital One NA, 1.85%, 9/13/19

 496,605

 550,000

 Capital One NA, 2.35%, 1/31/20

 551,060

 750,000

 Capital One NA, 2.35%, 8/17/18

 754,228

 985,000

 Fifth Third Bancorp, 2.3%, 3/1/19

 990,930

 585,000

 KeyBank NA Cleveland Ohio, 1.6%, 8/22/19

 580,245

 600,000

 KeyBank NA Cleveland Ohio, 2.35%, 3/8/19

 604,615

 480,000

 1.57

 KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18

 481,904

 330,000

 KeyCorp, 2.3%, 12/13/18

 332,029

 665,000

 Manufacturers & Traders Trust Co., 1.45%, 3/7/18

 664,716

 1,000,000

 1.34

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 1,000,546

 1,000,000

 MUFG Union Bank NA, 2.625%, 9/26/18

 1,009,315

 600,000

 PNC Bank NA, 1.6%, 6/1/18

 600,266

 840,000

 PNC Bank NA, 1.7%, 12/7/18

 840,396

 570,000

 PNC Bank NA, 2%, 5/19/20

 570,007

 750,000

 1.33

 PNC Bank NA, Floating Rate Note, 8/1/17

 750,350

 560,000

 SunTrust Bank, 2.25%, 1/31/20

 563,828

 750,000

 1.59

 The Toronto-Dominion Bank, Floating Rate Note, 7/2/19

 752,405

 565,000

 US Bank NA Cincinnati Ohio, 2.0%, 1/24/20

 568,387

 1,450,000

 1.62

 US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18

 1,454,556

 575,000

 1.50

 US Bank NA Cincinnati Ohio, Floating Rate Note, 8/23/17

 575,264

 1,077,000

 1.40

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,077,151

 575,000

 Wells Fargo Bank NA, 1.75%, 5/24/19

 574,332

 580,000

 1.65

 Wells Fargo Bank NA, Floating Rate Note, 9/7/17

 580,762

 $

 18,043,338

 Total Banks

 $

 58,964,187

 Diversified Financials - 3.6%

 Multi-Sector Holdings - 0.3%

 575,000

 Berkshire Hathaway Finance Corp., 1.3%, 8/15/19

 $

 571,622

 1,000,000

 1.16

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 1,000,361

 $

 1,571,983

 Specialized Finance - 0.3%

 1,414,000

 MassMutual Global Funding II, 1.55%, 10/11/19 (144A)

 $

 1,401,182

 150,000

 NYSE Holdings LLC, 2.0%, 10/5/17

 150,345

 $

 1,551,527

 Consumer Finance - 1.6%

 500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 506,875

 600,000

 American Express Credit Corp., 1.125%, 6/5/17

 600,000

 600,000

 1.21

 American Express Credit Corp., Floating Rate Note, 6/5/17

 600,000

 1,000,000

 1.30

 American Express Credit Corp., Floating Rate Note, 9/22/17

 1,000,756

 570,000

 American Express Credit, 1.875%, 5/3/19

 $

 570,470

 750,000

 American Honda Finance Corp., 1.2%, 7/14/17

 749,947

 174,000

 American Honda Finance Corp., 1.55%, 12/11/17

 174,130

 750,000

 1.26

 American Honda Finance Corp., Floating Rate Note, 12/11/17

 751,052

 580,000

 1.45

 American Honda Finance Corp., Floating Rate Note, 9/20/17

 580,807

 600,000

 Capital One Bank USA NA, 1.3%, 6/5/17

 600,000

 570,000

 Capital One Financial, 2.5%, 5/12/20

 573,378

 750,000

 Capital One NA, 1.65%, 2/5/18

 749,812

 625,000

 General Motors Financial Co, Inc., 2.4%, 5/9/19

 626,968

 585,000

 General Motors Financial Co, Inc., 3.1%, 1/15/19

 593,627

 429,000

 2.49

 General Motors Financial Co, Inc., Floating Rate Note, 5/9/19

 434,782

 485,000

 1.14

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 485,004

 $

 9,597,608

 Asset Management & Custody Banks - 0.5%

 770,000

 State Street Corp., 4.956%, 3/15/18

 $

 789,171

 550,000

 2.08

 State Street Corp., Floating Rate Note, 8/18/20

 561,105

 750,000

 The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)

 750,199

 560,000

 The Bank of New York Mellon Corp., 2.45%, 11/27/20

 565,935

 240,000

 1.59

 The Bank of New York Mellon Corp., Floating Rate Note, 8/1/18

 241,585

 $

 2,907,995

 Investment Banking & Brokerage - 0.8%

 580,000

 Morgan Stanley, 2.45%, 2/1/19

 $

 584,394

 750,000

 1.74

 Morgan Stanley, Floating Rate Note, 1/5/18

 752,618

 275,000

 3.10

 Morgan Stanley, Floating Rate Note, 11/9/18

 277,850

 500,000

 2.41

 Morgan Stanley, Floating Rate Note, 2/1/19

 508,533

 650,000

 North American Development Bank, 2.3%, 10/10/18

 655,875

 575,000

 The Goldman Sachs Group, Inc., 2.9%, 7/19/18

 582,368

 465,000

 2.17

 The Goldman Sachs Group, Inc., Floating Rate Note, 10/23/19

 470,313

 650,000

 2.24

 The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18

 655,428

 $

 4,487,379

 Diversified Capital Markets - 0.1%

 750,000

 2.85

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 $

 757,041

 Total Diversified Financials

 $

 20,873,533

 Insurance - 7.3%

 Life & Health Insurance - 0.8%

 560,000

 Jackson National Life Global Funding, 2.2%, 1/30/20 (144A)

 $

 560,798

 575,000

 Pricoa Global Funding I, 2.2%, 5/16/19 (144A)

 578,180

 570,000

 Pricoa Global Funding I, 1.45%, 9/13/19 (144A)

 563,595

 565,000

 Principal Life Global Funding II, 2.15%, 1/10/20 (144A)

 567,073

 1,400,000

 1.55

 Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)

 1,403,116

 413,000

 Protective Life Corp., 7.375%, 10/15/19

 461,896

 565,000

 Prudential Financial, Inc., 5.375%, 6/21/20

 618,953

 $

 4,753,611

 Multi-line Insurance - 0.8%

 575,000

 American International Group, Inc., 2.3%, 7/16/19

 $

 578,800

 560,000

 American International Group, Inc., 5.85%, 1/16/18

 574,760

 865,000

 Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)

 856,361

 585,000

 Metropolitan Life Global Funding I, 1.75%, 12/19/18 (144A)

 584,815

 750,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 750,492

 585,000

 New York Life Global Funding, 1.5%, 10/24/19 (144A)

 579,543

 750,000

 1.41

 New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)

 751,082

 $

 4,675,853

 Property & Casualty Insurance - 0.2%

 550,000

 CNA Financial Corp., 7.35%, 11/15/19

 $

 616,124

 $

 616,124

 Reinsurance - 5.5%

 4,300,000

 7.13

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 $

 4,299,563

 350,000

 6.13

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 358,295

 350,000

 0.50

 Alamo Re, Ltd., Floating Rate Note, 6/8/20 (Cat Bond) (144A)

 350,000

 400,000

 0.00

 Aozora Re Ltd., 2017-A, Floating Rate Note, (Cat Bond) (144A)

 403,040

 250,000

 3.36

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 254,575

 100,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (e) (f)

 4,860

 150,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (e) (f)

 169,575

 500,000

 4.34

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,050

 300,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (e) (f)

 14,250

 300,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (e) (f)

 307,530

 600,000

 4.70

 Bonanza RE, Ltd., Floating Rate Note, 12/31/19 (Cat Bond) (144A)

 597,300

 400,000

 5.85

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 411,920

 250,000

 1.39

 Caelus Re IV, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)

 249,375

 250,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (e) (f)

 27,050

 250,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (e) (f)

 253,775

 300,000

 Casablanca RE, Variable Rate Notes, 6/4/20 (e ) (f)

 300,000

 250,000

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (e) (f)

 223,775

 500,000

 2.75

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 499,200

 594,000

 Eden Re II, Ltd.,Variable Rate Notes, 3/22/21 (e) (f)

 610,335

 527

 Eden Re II, Variable Rate Notes, 4/23/19 (e) (f)

 42,268

 250,000

 5.48

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 248,675

 250,000

 7.34

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 251,400

 350,000

 6.34

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 348,775

 250,000

 6.26

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 249,525

 52,500

 0.60

 Gator Re, Ltd., Floating Rate Note, 1/9/20 (Cat Bond) (144A)

 1

 300,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (e) (f)

 50,460

 750,000

 2.52

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 745,800

 600,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (e) (f)

 25,140

 550,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (e) (f)

 574,365

 500,000

 0.50

 Integrity RE, Ltd., Variable Rate Notes, 6/10/20 (Cat Bond) (144A)

 499,800

 750,000

 4.50

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 761,775

 250,000

 9.41

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 251,125

 250,000

 7.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 254,100

 400,000

 7.12

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)

 402,520

 300,000

 8.62

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/21/22 (Cat Bond) (144A)

 300,870

 650,000

 5.50

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 650,260

 350,000

 5.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 350,280

 350,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (e) (f)

 349,860

 450,000

 2.80

 Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 450,675

 250,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (e) (f)

 4,450

 250,000

 Lahinch Re, Variable Rate Notes, 5/10/22 (e) (f)

 244,875

 300,000

 Limestone Re, Ltd., 8/31/21 (e) (f)

 302,040

 750,000

 4.05

 Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 757,050

 250,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e) (f)

 1,450

 600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)

 33,600

 500,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (e) (f)

 506,150

 300,000

 Madison Re. Variable Rate Notes, 3/31/19 (e) (f)

 333,270

 400,000

 0.00

 Metrocat RE, Ltd., Floating Rate Note, 5/8/20 (Cat Bond) (144A)

 399,200

 550,000

 3.25

 Nakama Re, Ltd., Floating Rate Note, 10/13/21 (Cat Bond) (144A)

 558,525

 250,000

 Oakmont RE, 4/13/18 (e) (f)

 229,425

 1,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e) (f)

 4,500

 1,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e) (f)

 76,900

 500,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (e) (f)

 581,650

 500,000

 Pangaea Re, Series 2017-1, Principal at Risk Notes, 11/30/21 (e) (f)

 516,300

 800,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (e) (f)

 73,520

 300,000

 0.50

 Pelican Re, Ltd., Floating Rate Note, 5/5/20 (Cat Bond) (144A)

 299,880

 500,000

 4.81

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 504,300

 500,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (e) (f)

 483,250

 300,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (e) (f)

 68,490

 400,000

 6.22

 Queen Street IX Re DAC, Floating Rate Note, 6/8/17 (Cat Bond) (144A)

 399,840

 500,000

 5.75

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 501,900

 250,000

 6.49

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 252,850

 250,000

 9.97

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 249,950

 250,000

 3.61

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 251,050

 500,000

 3.50

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 493,300

 400,000

 0.50

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 6/6/21 (Cat Bond) (144A)

 396,600

 250,000

 Resilience Re, Ltd., Floating Rate Note, 1/12/18 (e) (f)

 238,175

 350,000

 Resilience Re, Ltd., Floating Rate Note, 4/7/17 (e) (f)

 7,350

 250,000

 Resilience Re, Ltd., Floating Rate Note, 6/12/17 (e) (f)

 250,825

 250,000

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (e) (f)

 250,000

 250,000

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (e) (f)

 250,000

 350,000

 Resilience Re, Ltd., Floating Rate Note, 4/7/18 (e) (f)

 318,990

 500,000

 4.10

 Sanders Re, Ltd., Floating Rate Note, 12/6/21 (Cat Bond) (144A)

 499,150

 650,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 649,415

 250,000

 Sector Re V, Ltd., 12/1/21 (144A) (e) (f)

 261,475

 484

 Sector Re V, Ltd., 3/1/21 (e) (f)

 36,807

 1,185

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (e) (f)

 8,726

 300,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/22 (144A) (e) (f)

 301,410

 500,000

 Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (e) (f)

 497,500

 250,000

 Silverton Re, Ltd., 9/18/19 (144A) (e) (f)

 264,025

 400,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (e) (f)

 800

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (e) (f)

 12,200

 500,000

 3.03

 Skyline Re, Ltd., Floating Rate Note, 1/6/20 (Cat Bond)

 498,125

 300,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (e) (f)

 314,910

 400,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (e) (f)

 400,800

 300,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (e) (f)

 42,180

 250,000

 5.75

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 249,975

 400,000

 0.00

 URSA RE, Floating Rate Note, 5/27/20 (Cat Bond) (144A)

 400,080

 600,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (e) (f)

 24,480

 450,000

 Versutus 2017, Class A, Variable Rate Notes, 11/30/21 (e) (f)

 460,665

 500,000

 2.01

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 499,650

 400,000

 2.47

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 404,560

 250,000

 3.15

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 254,925

 $

 32,570,655

 Total Insurance

 $

 42,616,243

 Software & Services - 0.4%

 Systems Software - 0.4%

 875,000

 Microsoft Corp., 1.1%, 8/8/19

 $

 867,404

 300,000

 Oracle Corp., 2.25%, 10/8/19

 303,442

 500,000

 Oracle Corp., 2.375%, 1/15/19

 506,872

 575,000

 1.35

 Oracle Corp., Floating Rate Note, 7/7/17

 575,158

 $

 2,252,876

 Total Software & Services

 $

 2,252,876

 Technology Hardware & Equipment - 0.4%

 Technology Hardware, Storage & Peripherals - 0.3%

 585,000

 Apple, Inc., 1.7%, 2/22/19

 $

 587,307

 550,000

 Apple, Inc., 1.9%, 2/7/20

 553,190

 650,000

 2.01

 Apple, Inc., Floating Rate Note, 2/22/19

 658,644

 $

 1,799,141

 Electronic Components - 0.1%

 560,000

 Amphenol Corp., 2.2%, 4/1/20

 $

 562,575

 67,000

 Amphenol Corp., 2.55%, 1/30/19

 67,703

 $

 630,278

 Total Technology Hardware & Equipment

 $

 2,429,419

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductors - 0.6%

 500,000

 Altera Corp., 2.5%, 11/15/18

 $

 507,352

 570,000

 Broadcom Corp., 2.375%, 1/15/20 (144A)

 571,127

 700,000

 Intel Corp., 1.35%, 12/15/17

 700,158

 570,000

 Intel Corp., 1.85%, 5/11/20

 571,314

 200,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 199,011

 570,000

 Qualcomm Inc., 1.85%, 5/20/19

 571,191

 575,000

 TSMC Global, Ltd., 1.625%, 4/3/18 (144A)

 573,910

 $

 3,694,063

 Total Semiconductors & Semiconductor Equipment

 $

 3,694,063

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 650,000

 AT&T, Inc., 1.7%, 6/1/17

 $

 650,000

 600,000

 1.96

 AT&T, Inc., Floating Rate Note, 11/27/18

 605,300

 425,000

 1.79

 AT&T, Inc., Floating Rate Note, 3/11/19

 427,652

 575,000

 British Telecommunications Plc, 2.35%, 2/14/19

 579,102

 300,000

 Deutsche Telekom International Finance BV, 1.5%, 9/19/19 (144A)

 296,524

 570,000

 1.74

 Deutsche Telekom International Finance BV, Floating Rate Note, 1/17/20 (144A)

 571,386

 1,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 980,231

 575,000

 Orange SA, 1.625%, 11/3/19

 569,671

 575,000

 Verizon Communications, Inc., 1.375%, 8/15/19

 569,073

 $

 5,248,939

 Total Telecommunication Services

 $

 5,248,939

 Utilities - 2.0%

 Electric Utilities - 1.3%

 500,000

 American Electric Power Co., Inc., 1.65%, 12/15/17

 $

 499,995

 215,000

 Duke Energy Corp., 2.1%, 6/15/18

 215,860

 635,000

 Duke Energy Corp., 6.25%, 6/15/18

 664,391

 440,000

 1.25

 Duke Energy Progress LLC, Floating Rate Note, 11/20/17

 440,012

 550,000

 Edison International, 2.125%, 5/15/20

 551,453

 1,180,000

 Exelon Corp., 1.55%, 6/9/17

 1,180,033

 560,000

 Georgia Power Co., 2%, 3/30/20

 559,717

 575,000

 NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18

 573,982

 750,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 751,369

 600,000

 NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19

 603,304

 755,000

 PECO Energy Co., 5.35%, 3/1/18

 777,020

 575,000

 PPL Capital Funding, Inc., 1.9%, 6/1/18

 575,507

 $

 7,392,643

 Gas Utilities - 0.3%

 600,000

 DCP Midstream Operating LP, 2.5%, 12/1/17

 $

 600,000

 664,000

 Kinder Morgan Finance Co LLC, 6.0%, 1/15/18 (144A)

 680,648

 480,000

 Southern California Gas Co., 1.55%, 6/15/18

 479,987

 $

 1,760,635

 Multi-Utilities - 0.4%

 285,000

 Dominion Resources, Inc. Virginia, 2.58%, 7/1/20

 $

 287,218

 320,000

 Dominion Resources, Inc. Virginia, 1.6%, 8/15/19

 317,018

 850,000

 Dominion Resources, Inc. Virginia, 1.875%, 1/15/19

 849,010

 575,000

 Dominion Resources, Inc. Virginia, 1.9%, 6/15/18

 576,098

 500,000

 Sempra Energy, 9.8%, 2/15/19

 564,662

 $

 2,594,006

 Total Utilities

 $

 11,747,284

 Real Estate - 1.0%

 Diversified REIT - 0.4%

 560,000

 Boston Properties LP, 3.7%, 11/15/18

 $

 573,140

 575,000

 Boston Properties LP, 5.875%, 10/15/19

 619,364

 1,055,000

 Duke Realty LP, 6.5%, 1/15/18

 1,087,178

 $

 2,279,682

 Office REIT - 0.2%

 575,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 579,288

 575,000

 Highwoods Realty LP, 7.5%, 4/15/18

 602,079

 $

 1,181,367

 Health Care REIT - 0.1%

 500,000

 Welltower, Inc., 2.25%, 3/15/18

 $

 502,011

 Specialized REIT - 0.3%

 550,000

 Ventas Realty LP, 2.7%, 4/1/20

 $

 556,154

 1,070,000

 Ventas Realty LP, 4.0%, 4/30/19

 1,103,076

 $

 1,659,230

 Total Real Estate

 $

 5,622,290

 TOTAL CORPORATE BONDS

 (Cost $223,107,160)

 $

 223,872,508

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.0%

 1,061,377

 Fannie Mae, 2.0%, 11/1/23

 $

 1,067,470

 1,163,659

 Fannie Mae, 2.5%, 3/1/28

 1,184,510

 227,821

 Fannie Mae, 2.5%, 6/1/23

 232,148

 725,925

 Fannie Mae, 3.0%, 10/1/27

 751,437

 949,023

 Fannie Mae, 3.0%, 11/1/27

 982,440

 397,350

 Fannie Mae, 3.0%, 5/1/21

 410,248

 177,816

 Fannie Mae, 4.0%, 12/1/19

 184,670

 153,354

 Fannie Mae, 4.5%, 1/1/41

 165,973

 289,002

 Fannie Mae, 4.5%, 5/1/39

 316,107

 480,008

 Fannie Mae, 4.5%, 5/1/39

 524,919

 365,849

 Fannie Mae, 5.0%, 10/1/41

 402,539

 92,803

 Fannie Mae, 5.0%, 11/1/20

 95,265

 26,387

 Fannie Mae, 5.5%, 12/1/35

 29,413

 173,005

 Fannie Mae, 5.5%, 8/1/37

 194,334

 229,027

 Fannie Mae, 6.0%, 10/1/22

 244,046

 15,760

 Fannie Mae, 6.0%, 2/1/34

 17,835

 17,200

 Fannie Mae, 6.0%, 4/1/38

 19,504

 195,935

 Fannie Mae, 6.5%, 4/1/29

 223,726

 4,332

 Fannie Mae, 6.5%, 7/1/32

 5,046

 503

 Fannie Mae, 6.5%, 8/1/17

 503

 10,869

 Fannie Mae, 7.0%, 1/1/36

 12,249

 41,674

 3.56

 Fannie Mae, Floating Rate Note, 1/1/25

 42,386

 72,724

 2.66

 Fannie Mae, Floating Rate Note, 10/1/29

 73,913

 287,318

 2.82

 Fannie Mae, Floating Rate Note, 10/1/36

 289,425

 68,165

 3.55

 Fannie Mae, Floating Rate Note, 11/1/24

 70,644

 1,280

 2.74

 Fannie Mae, Floating Rate Note, 11/1/25

 1,337

 27,585

 2.09

 Fannie Mae, Floating Rate Note, 11/1/40

 27,372

 43,313

 2.97

 Fannie Mae, Floating Rate Note, 12/1/28

 45,005

 122,898

 4.30

 Fannie Mae, Floating Rate Note, 12/1/36

 130,387

 375

 3.45

 Fannie Mae, Floating Rate Note, 2/1/27

 377

 568

 4.26

 Fannie Mae, Floating Rate Note, 2/1/33

 598

 2,724

 3.34

 Fannie Mae, Floating Rate Note, 4/1/28

 2,749

 2,421

 3.06

 Fannie Mae, Floating Rate Note, 4/1/29

 2,472

 31,686

 3.19

 Fannie Mae, Floating Rate Note, 7/1/36

 33,666

 551,428

 2.43

 Fannie Mae, Floating Rate Note, 7/1/45

 561,982

 605,000

 1.21

 Federal Farm Credit Banks, Floating Rate Note, 10/17/17

 605,645

 616,011

 Federal Home Loan Mortgage Corp., 2.5%, 10/1/27

 627,471

 99,147

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 104,320

 57,911

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 59,337

 55,491

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 56,857

 53,912

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 59,083

 32,212

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 33,786

 21,669

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 23,150

 1,653

 2.92

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 1,729

 115,565

 3.16

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 117,226

 4,050

 2.76

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 4,255

 234,937

 3.53

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 235,507

 8,167

 3.67

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 8,379

 1,845

 3.01

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 1,864

 3,210

 2.67

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 3,209

 470

 2.88

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 470

 38,355

 3.28

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 39,817

 1,121,994

 Federal National Mortgage Association, 2.0%, 8/1/23

 1,128,438

 952,184

 Federal National Mortgage Association, 2.5%, 9/1/22

 970,238

 384,051

 Federal National Mortgage Association, 3.0%, 12/1/21

 396,518

 344,491

 Federal National Mortgage Association, 4.0%, 1/1/20

 357,771

 435,938

 Federal National Mortgage Association, 4.0%, 10/1/20

 452,743

 456,198

 Federal National Mortgage Association, 4.0%, 3/1/21

 473,784

 109,937

 Federal National Mortgage Association, 4.0%, 8/1/19

 114,175

 140,236

 Government National Mortgage Association I, 5.0%, 8/15/19

 145,496

 85,868

 Government National Mortgage Association I, 6.0%, 11/15/36

 98,058

 39,114

 Government National Mortgage Association I, 6.0%, 12/15/31

 44,702

 21,565

 Government National Mortgage Association I, 6.5%, 10/15/37

 25,076

 21,116

 Government National Mortgage Association I, 6.5%, 5/15/31

 24,899

 6,846

 Government National Mortgage Association I, 6.5%, 7/15/35

 7,568

 49,625

 Government National Mortgage Association I, 7.5%, 10/15/36

 57,035

 144,206

 Government National Mortgage Association II, 6.0%, 10/20/21

 150,193

 94,876

 Government National Mortgage Association II, 6.0%, 11/20/22

 99,053

 96,730

 Government National Mortgage Association II, 6.0%, 4/20/22

 100,705

 37,138

 Government National Mortgage Association II, 6.0%, 8/20/19

 37,930

 500,000

 U.S. Treasury Bonds, 8.125%, 8/15/21

 630,371

 1,975,000

 U.S. Treasury Notes, 0.625%, 6/30/18

 1,962,887

 1,430,000

 U.S. Treasury Notes, 0.75%, 1/31/18

 1,425,866

 1,430,000

 U.S. Treasury Notes, 0.75%, 2/28/18

 1,425,364

 1,430,000

 U.S. Treasury Notes, 0.75%, 4/30/18

 1,424,134

 2,250,000

 U.S. Treasury Notes, 0.75%, 9/30/18

 2,236,376

 1,150,000

 U.S. Treasury Notes, 1.0%, 3/15/19

 1,144,564

 1,410,000

 U.S. Treasury Notes, 1.0%, 6/30/19

 1,401,959

 1,970,000

 U.S. Treasury Notes, 1.125%, 1/31/19

 1,965,999

 1,425,000

 U.S. Treasury Notes, 1.125%, 5/31/19

 1,420,658

 2,335,000

 U.S. Treasury Notes, 1.125%, 7/31/21

 2,284,377

 4,100,000

 U.S. Treasury Notes, 1.125%, 8/31/21

 4,007,430

 2,000,000

 U.S. Treasury Notes, 1.25%, 11/30/18

 2,000,312

 580,000

 U.S. Treasury Notes, 1.375%, 1/31/21

 575,673

 2,000,000

 U.S. Treasury Notes, 1.5%, 12/31/18

 2,007,812

 1,945,000

 U.S. Treasury Notes, 1.5%, 3/31/19

 1,953,358

 865,000

 U.S. Treasury Notes, 1.625%, 11/30/20

 867,230

 2,760,000

 U.S. Treasury Notes, 1.625%, 6/30/19

 2,778,760

 1,385,000

 U.S. Treasury Notes, 1.625%, 7/31/19

 1,394,468

 2,550,000

 U.S. Treasury Notes, 2.0%, 8/31/21

 2,583,469

 565,000

 U.S. Treasury Notes, 2.125%, 9/30/21

 575,130

 3,295,000

 U.S. Treasury Notes, 2.25%, 7/31/21

 3,371,968

 1,410,000

 U.S. Treasury Notes, 2.625%, 4/30/18

 1,428,065

 560,000

 U.S. Treasury Notes, 2.75%, 2/28/18

 566,453

 1,865,000

 U.S. Treasury Notes, 3.125%, 5/15/19

 1,931,441

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $58,641,989)

 $

 58,377,306

 SENIOR FLOATING RATE LOAN INTERESTS - 5.1% **

 Materials - 0.5%

 Commodity Chemicals - 0.1%

 439,721

 4.65

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 443,652

 Diversified Chemicals - 0.1%

 537,673

 3.74

 Huntsman International LLC, 2021 Term B Loan, 10/1/21

 $

 542,378

 Specialty Chemicals - 0.2%

 918,510

 4.00

 MacDermid, Inc., Term Loan (First Lien), 6/7/23

 $

 925,973

 290,407

 4.54

 MacDermid, Inc., Tranche B-5 Term Loan, 6/7/20

 293,492

 118,103

 3.17

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 118,694

 $

 1,338,159

 Construction Materials - 0.1%

 20,323

 3.80

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,546

 51,397

 3.80

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 51,960

 168,905

 3.80

 CeramTec GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 170,752

 $

 243,258

 Metal & Glass Containers - 0.0% †

 63,153

 4.24

 BWAY Corp., Term Loan (First Lien), 3/23/24

 $

 63,119

 Steel - 0.0% †

 142,829

 4.67

 TMS International Corp., Term B Loan, 10/2/20

 $

 144,436

 Paper Products - 0.0% †

 85,722

 7.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 83,686

 Total Materials

 $

 2,858,688

 Capital Goods - 0.5%

 Aerospace & Defense - 0.1%

 340,871

 3.79

 DigitalGlobe, Inc., Term Loan, 12/22/23

 $

 342,576

 414,502

 3.65

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 414,762

 $

 757,338

 Electrical Components & Equipment - 0.1%

 390,741

 3.49

 Southwire Co., Term Loan, 1/31/21

 $

 393,183

 333,488

 6.70

 WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23

 337,031

 $

 730,214

 Industrial Conglomerates - 0.1%

 325,204

 3.00

 Milacron LLC, Term Loan (First Lien), 9/25/23

 $

 326,627

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 394,000

 5.00

 Navistar, Inc., Tranche B Term Loan, 8/7/20

 $

 401,223

 252,520

 3.54

 Terex Corp., U.S. Term Loan (2017), 1/31/24

 254,361

 $

 655,584

 Industrial Machinery - 0.1%

 492,389

 5.29

 NN, Inc., Tranche B Term Loan, 10/19/22

 $

 492,466

 Trading Companies & Distributors - 0.0% †

 40,163

 3.99

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 40,301

 Total Capital Goods

 $

 3,002,530

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.0% †

 136,007

 5.15

 Wheelabrator, Term B Loan, 10/15/21

 $

 136,614

 Office Services & Supplies - 0.0% †

 173,690

 3.55

 West Corp., Refinanced Term B-12 Loan, 6/17/23

 $

 174,167

 Security & Alarm Services - 0.1%

 385,408

 5.00

 Garda World Security Corp., Term Loan (First Lien), 5/3/24

 $

 386,934

 Human Resource & Employment Services - 0.0% †

 94,639

 3.24

 On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22

 $

 95,487

 Total Commercial Services & Supplies

 $

 793,202

 Transportation - 0.1%

 Airlines - 0.1%

 735,000

 3.49

 American Airlines, Inc., 2015 Term Loan, 10/10/21

 $

 737,527

 96,717

 3.49

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 97,510

 $

 835,037

 Total Transportation

 $

 835,037

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.2%

 485,000

 3.28

 American Axle and Manufacturing, Term Loan (First Lien), 3/9/24

 $

 484,515

 524,000

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 530,380

 462,938

 3.79

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 466,410

 $

 1,481,305

 Automobile Manufacturers - 0.1%

 345,386

 2.99

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 $

 347,652

 Total Automobiles & Components

 $

 1,828,957

 Consumer Durables & Apparel - 0.0% †

 Housewares & Specialties - 0.0% †

 200,434

 3.79

 Prestige Brands, Inc., Term B-4 Loan, 1/20/24

 $

 202,230

 Total Consumer Durables & Apparel

 $

 202,230

 Consumer Services - 0.4%

 Casinos & Gaming - 0.1%

 711,833

 5.06

 Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21

 $

 723,474

 Hotels, Resorts & Cruise Lines - 0.1%

 313,799

 3.02

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23

 $

 316,177

 Education Services - 0.2%

 387,924

 3.24

 Bright Horizons Family Solutions, Term Loan (First Lien), 11/3/23

 $

 391,723

 732,997

 4.55

 Nord Anglia Education, Initial Term Loan, 3/31/21

 735,288

 $

 1,127,011

 Total Consumer Services

 $

 2,166,662

 Media - 0.8%

 Broadcasting - 0.4%

 310,077

 4.55

 Entercom Radio LLC, Term B Loan, 11/1/23

 $

 312,092

 799,029

 3.50

 Gray Television, Inc., Term B-2 Loan, 2/7/24

 807,120

 193,955

 3.43

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 194,985

 429,417

 3.30

 Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24

 430,622

 35,074

 4.60

 Tribune Media Co., Term B Loan, 12/27/20

 35,364

 438,249

 4.04

 Tribune Media Co., Term C Loan, 1/18/24

 441,878

 $

 2,222,061

 Cable & Satellite - 0.3%

 389,000

 3.20

 Mediacom Illinois LLC, Tranche K Term Loan, 2/19/24

 $

 391,593

 1,025,000

 3.49

 Ziggo Secured Finance Partnership, Term Loan (First Lien), 4/25/25

 1,019,619

 $

 1,411,212

 Movies & Entertainment - 0.1%

 241,300

 3.25

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 242,934

 497,500

 3.50

 Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23

 501,306

 $

 744,240

 Total Media

 $

 4,377,513

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 450,424

 4.45

 Albertsons LLC, 2016-1 Term B-6 Loan, 6/23/23

 $

 453,205

 Total Food & Staples Retailing

 $

 453,205

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 509,250

 3.50

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 515,457

 Packaged Foods & Meats - 0.1%

 477,086

 3.50

 JBS USA, Term Loan (First Lien), 10/30/22

 $

 471,421

 Total Food, Beverage & Tobacco

 $

 986,878

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 455,373

 4.17

 Party City Holdings, Inc., 2016 Replacement Term Loan, 8/19/22

 $

 456,227

 Total Household & Personal Products

 $

 456,227

 Health Care Equipment & Services - 0.5%

 Health Care Supplies - 0.2%

 260,788

 3.74

 Halyard Health, Inc., Term Loan, 11/1/21

 $

 264,374

 580,000

 4.40

 Kinetic Concepts, Inc., Term Loan B, 2/1/24

 575,529

 295,500

 4.15

 Sterigenics-Nordion Holdings LLC, Term Loan (First Lien), 5/15/22

 294,392

 $

 1,134,295

 Health Care Services - 0.2%

 495,009

 4.15

 Envision Healthcare Corp., Initial Term Loan, 11/17/23

 $

 500,810

 641,875

 5.40

 US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22

 627,994

 $

 1,128,804

 Health Care Facilities - 0.1%

 83,524

 3.90

 CHS, Incremental 2019 Term G Loan, 12/31/19

 $

 83,674

 153,683

 4.05

 CHS, Incremental 2021 Term H Loan, 1/27/21

 153,876

 268,784

 4.69

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 270,408

 263,956

 4.50

 Vizient, Inc., Term Loan (First Lien), 2/13/23

 267,695

 $

 775,653

 Total Health Care Equipment & Services

 $

 3,038,752

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 240,000

 5.28

 Endo Luxembourg Finance Co., Term Loan (First Lien), 2/13/23

 $

 243,075

 274,407

 3.90

 Mallinckrodt International Finance, Term Loan (First Lien), 9/24/24

 274,699

 445,646

 5.75

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 453,415

 $

 971,189

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 971,189

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.1%

 423,530

 3.40

 Delos Finance Sarl, Loan, 10/6/23

 $

 428,118

 330,813

 3.29

 Fly Funding II Sarl, Loan, 8/9/19

 331,295

 $

 759,413

 Specialized Finance - 0.1%

 522,170

 3.31

 Restaurant Brands, Term Loan (First Lien), 2/17/24

 $

 523,203

 194,500

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 195,545

 $

 718,748

 Diversified Capital Markets - 0.1%

 288,750

 3.25

 Outfront Media Capital LLC, Term Loan (First Lien), 3/10/24

 $

 291,066

 Total Diversified Financials

 $

 1,769,227

 Software & Services - 0.2%

 Internet Software & Services - 0.0% †

 185,321

 3.49

 Vantiv LLC, Term B Loan, 6/12/21

 $

 187,373

 IT Consulting & Other Services - 0.1%

 393,947

 3.15

 CDW LLC, Term Loan, 8/16/23

 $

 396,767

 146,665

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 139,057

 $

 535,824

 Application Software - 0.0% †

 258,782

 3.83

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 260,853

 Systems Software - 0.1%

 345,941

 3.67

 MA Finance Co LLC, Term Loan (First Lien), 11/20/21

 $

 346,590

 Total Software & Services

 $

 1,330,640

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.0% †

 276,822

 3.51

 Ciena Corp., Term Loan (First Lien), 2/25/22

 $

 278,725

 Electronic Equipment Manufacturers - 0.1%

 329,091

 3.60

 Zebra Technologies Corp., Refinancing Term Loan, 12/27/21

 $

 332,246

 Total Technology Hardware & Equipment

 $

 610,971

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 606,038

 3.40

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 611,216

 Semiconductors - 0.0% †

 147,167

 3.24

 On Semiconductor Corp., Term Loan (First Lien), 3/31/23

 $

 148,050

 Total Semiconductors & Semiconductor Equipment

 $

 759,266

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 367,309

 3.99

 GCI Holdings, Inc., New Term B Loan (2016), 2/2/22

 $

 371,212

 225,000

 3.26

 Level 3 Financing, Inc., Term Loan (First Lien), 2/17/24

 225,534

 $

 596,746

 Wireless Telecommunication Services - 0.0% †

 235,662

 3.74

 Virgin Media Bristol LLC, I Facility, 1/31/25

 $

 236,939

 Total Telecommunication Services

 $

 833,685

 Utilities - 0.4%

 Electric Utilities - 0.4%

 877,134

 6.15

 APLP Holdings LP, Term Loan, 4/12/23

 $

 880,423

 653,017

 3.49

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 652,269

 699,189

 5.00

 TPF II Power, LLC, Term Loan, 10/2/21

 696,567

 $

 2,229,259

 Total Utilities

 $

 2,229,259

 Real Estate - 0.1%

 Hotel & Resort REIT - 0.1%

 311,850

 3.29

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 313,994

 Total Real Estate

 $

 313,994

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $29,507,310)

 $

 29,818,112

 TEMPORARY CASH INVESTMENTS - 3.4%

 Commercial Paper - 3.4%

 1,340,000

 Amphenol Corp., Commerical Paper, 6/1/17 (d)

 $

 1,339,958

 570,000

 Autozone Inc., Commercial Paper, 6/15/17 (d)

 569,718

 1,250,000

 1.84

 Bank of Montreal, Floating Rate Note, 3/16/18

 1,249,750

 875,000

 Bell Canada, Commercial Paper, 6/26/17 (d)

 874,273

 705,000

 BNP Paribas, Floating Rate Note, 1.52%, 9/12/17

 705,658

 700,000

 BNP Paribas, Floating Rate Note, 1.53%, 8/25/17

 700,658

 860,000

 Canadian National, Commercial Paper, 6/12/17 (d)

 859,618

 320,000

 Credit Agricole, Commercial Paper, 1.3%, 7/12/17

 320,111

 620,000

 1.72

 Credit Agricole, Floating Rate Note, 7/13/18

 619,863

 308,000

 2.41

 Credit Suisse AG New York NY, Floating Rate Note, 3/8/18

 308,623

 1,500,000

 CVS Caremark, Commercial Paper, 6/1/17 (d)

 1,499,952

 600,000

 1.87

 Mizuho Bank, Ltd. New York, Floating Rate Note, 10/12/17

 601,765

 570,000

 1.53

 Mizuho Securities USA, Floating Rate Note, 10/11/17

 569,980

 150,000

 1.90

 Mizuho Securities USA, Floating Rate Note, 8/25/17

 150,302

 585,000

 1.66

 Mizuho Securities USA, Floating Rate Note, 9/24/18

 584,848

 570,000

 Mondelez International, Inc., Commercial Paper, 6/12/17 (d)

 569,777

 555,000

 Natixis, Floating Rate Note, 1.4%, 10/17/17

 555,456

 855,000

 Oneok Partners, Commercial Paper, 6/5/17 (d)

 854,863

 570,000

 Oneok Partners, Commercial Paper, 6/13/17 (d)

 569,757

 570,000

 PPL Capital, Commercial Paper, 6/1/17 (d)

 569,982

 535,000

 1.68

 Rabobank Nederland NY, Floating Rate Note, 8/16/17

 535,730

 575,000

 1.58

 Rabobank Nederland NY, Floating Rate Note, 9/8/17

 575,937

 195,000

 1.66

 Skandinav Enskilda Bank New York, Floating Rate Note, 8/17/17

 195,253

 755,000

 Sumitomo Mitsui Banking Corporation, Commercial Paper, 1.5%, 7/20/17

 755,507

 345,000

 1.69

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/20/17

 345,720

 285,000

 1.80

 The Bank of Tokyo-Mitsubishi UFJ, Floating Rate Note, 8/11/17

 285,418

 570,000

 1.25

 Toronto Dominion Bank, Floating Rate Note, 5/9/18

 570,445

 380,000

 UBS AG, Commercial Paper, 1.42%, 11/2/17

 380,235

 575,000

 UDR, Inc., Commercial Paper, 6/1/17 (d)

 574,982

 1,335,000

 UDR, Inc., Commercial Paper, 6/26/17 (d)

 1,333,822

 $

 19,627,961

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $19,628,970)

 $

 19,627,961

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $581,543,615) (a)

 $

 582,370,488

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 1,545,800

 NET ASSETS - 100.0%

 $

 583,916,288

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At May 31, 2017, the value of these securities amounted to $22,216,224 or 3.8% of total net assets.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2017, the value of these securities amounted to

$174,101,365 or 29.8% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 Strips

 Separate trading of Registered interest and principal of securities.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $582,713,963 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           1,886,092

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (2,229,567)

 Net unrealized depreciation

 $

             (343,475)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Structured reinsurance investment. At May 30, 2017, the value of these securities amounted to $10,354,431 or 1.7% of total net assets. See Notes To Financial Statements — Note 1H.

 (f)

 Rate to be determined.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
90,639,944

$
-

$
90,639,944

 Collateralized Mortgage Obligations

-

160,034,657

-

160,034,657

 Corporate Bonds

   Insurance

     Reinsurance

-

22,516,224

10,054,431

32,570,655

   All Other Corporate Bonds

-

191,301,853

-

191,301,853

 U.S. Government Agency Obligations

-

58,377,306

-

58,377,306

 Senior Floating Rate Loan Interests

-

29,818,112

-

29,818,112

 Commercial Paper

-

19,627,961

-

19,627,961

 Total

-

572,316,057

10,054,431

582,370,488

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
117,759

$
-

$
-

$
117,759

 Net unrealized depreciation on futures contracts

(542
)

-

-

(542
)

 Total Other Financial Instruments

$
117,217

$
-

$
-

$
117,217

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 8/31/16

  $       9,834,965

 Realized gain (loss)1

                 (3,040)

 Change in unrealized appreciation (depreciation)2

              117,537

 Purchases

           7,156,190

 Sales

          (7,051,221)

 Changes between Level 3*

                          -

 Balance as of 5/31/17

  $  10,054,431

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/17

  $          153,427

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date July 27, 2017

* Print the name and title of each signing officer under his or her signature.